Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of tax payables [Abstract]
Taxes on revenues	$ 1,425	$ 902
Income taxes	2,112	119
Other taxes payable	352	49
Taxes payable	$ 3,889	$ 1,070